Note 16. Financial Instruments and Financial Risk (Detail) - Summary of Activities of Derivative Instruments: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$ (12,020)	[1]	$ 2,649	[1]	$ 13,050	[1]
Reclassification of realized gain recorded in OCI relating to net investment hedge					(146,638)
Unrealized gain recorded in OCI relating to net investment hedges					(2,400)
Cash Flow Hedge [Member] | Forward Contracts [Member]
Realized (gain) loss on foreign currency forward contracts	(561)		219
Unrealized (loss) gain on foreign currency forward contracts	639		(55)
Non Cash Flow Hedge [Member] | Forward Contracts [Member]
Realized (gain) loss on foreign currency forward contracts	(482)		(327)
Unrealized (loss) gain on foreign currency forward contracts	$ (79)		$ 10

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.